RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Related Party Transactions Disclosure [Text Block]
17.	RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

Amounts due from related parties:

	Years ended December 31,
	2011	2012
	$	$

Trade related balances	29,640,303	63,801,695
Non-trade related balances	615,717	3,205,133
Amounts due from related parties	30,256,020	67,006,828

Trade related balances pertain to receivables and prepayments in respect of sales and inventory acquisition or land use right purchases from related parties with common ultimate investors. Details with such parties are as follows:

	At December 31,
Name of related party	2011	2012
	$	$

CEEG (Nanjing) Semiconductor Co., Ltd.	23,824,464	63,801,695
CEEG (Nanjing) Special Transformer Co., Ltd	5,815,839	-
	29,640,303	63,801,695

In 2011, the non-trade related balances of $615,717 pertain to the electric charge that the Group paid on behalf of CEEG (Nanjing)Semiconductor Co., Ltd and welfare charge that the Group paid on behalf of China Electric Equipment Group (Hong Kong) Co.,Limited.

In 2012, the non-trade related balances were $3,205,133, of which $2,065,787 pertains to export of machineries from Nanjing, PRC to Turkey through China Electric Equipment Group Co., Ltd. and the others mainly pertains to Eco Energy s.r.l's collection of accounts receivables on behalf of the Group.

Amounts due to related parties:

	At December 31,
	2011	2012
	$	$

Trade related balances	56,970,793	56,319,984
Non-trade related balances	638,728	14,262,486
Amounts due to related parties	57,609,521	70,582,470

Trade related balances pertain to payables and pre-collected amounts in respect of rental, inventory purchases and sales to/from related parties with common ultimate investors. Details of trade related balances with such parties are as follows:

	At December 31,
Name of related party	2011	2012
	$	$

CEEG (Nanjing) Special Transformer Co., Ltd.	234,770	-
China Electric Equipment Group Co., Ltd.	109,699	-
China Electric Equipment Group (Hong Kong) Co., Limited	5,619	-
Eco Energy S.r.l.	902,482	-
CEEG (Jiangsu) Limited	1,859	-
CEEG (Jiangsu) Insulative New Material Co.,Ltd	11,640	-
CEEG (Nanjing) Semiconductor Co., Ltd.	55,704,724	56,319,984
	56,970,793	56,319,984

CEEG(Nanjing) Semiconductor Co., Ltd. ("CEEG Semi") is a processor of ingot and wafers, with capacity of 20 MW per year. The Company purchased wafers from CEEG Semi beginning in 2009 and the purchase price approximates market price.In 2012, the Group usually selected bank accepted bill as payment for the purchase from CEEG semi, which results the payable balance of $56.3 million as of December 31, 2012.

In 2011, the non-trade related balance pertains to a payment that was collected on behalf of CEEG Nanjing International Trade Co., Ltd. from a third party. In 2012, the non-trade related balances were $14.3 million, of which $11.4 million pertains to the short term borrowings from CEEG Semi and the related interest expense and the others pertains to the purchase of machineries through China Electric Equipment Group Co., Ltd. for the Group's new plants in Turkey and the prepayment from CEEG Semi for electric charge that the Group will pay on its behalf.

Related party transactions

Other than as disclosed in Note 8, details of related party transactions are as follow:

sales to related parties with common ultimate investors:

Name of related party	Years ended December 31,
	2010	2011	2012
	$	$	$

CEEG Nanjing International Trade Co., Ltd.	15,234,153	4,682	-
*SST	121,455,630	-	-
CEEG (Nanjing) Solar Research Institute	6,564,291	10,113,561	4,997,073
*NRE	119,811,919	-	-
CEEG (Nanjing) Semiconductor Co., Ltd.	3,196,049	15,609	-
China Electric Equipment Group (Hong Kong) Co., Limited	-	36,250	245,341
China Electric Equipment Group Co., Limited	-	-	51,216
CEEG(Jiangsu) Insulative New Material Co.,Ltd	-	-	537,278
CEEG Korea Co., Ltd.	-	-	1,393
	266,262,042	10,170,102	5,832,301

purchase of raw materials from related parties with common ultimate investors are as follows:

Name of related party	Years ended December 31,
	2010	2011	2012
	$	$	$

CEEG (Nanjing) Solar Research Institute	1,218,487	-	-
*SST	8,332,132	-	-
CEEG (Nanjing) Semiconductor Co., Ltd.	42,376,869	73,351,421	32,011,217
*NRE	625,604	-	-
Jiangxi Jingde Semiconductor New Material Co., Ltd	10,724,422	-	-
CEEG(Jiangsu) Insulative New Material Co.,Ltd	-	21,670	3,852,558
	63,277,514	73,373,091	35,863,775

* Prior to the acquisitions

In December 2010, NRE prepaid $5.6 million to CEEG (Nanjing) Special Transformer Manufacturing Co., Ltd. to purchase the right to use a parcel of land of approximately 77,565.4 square meters in Nanjing.

In February 2011, Sunergy Nanjing purchased equipment and technology services from CEEG (Nanjing) Solar Research Institute in the amount of approximately $0.8 million in connection with the building of an integrated photovoltaic system to be installed in the Group's Nanjing facilities.

In March 2011, NRE purchased a manufacturing site and ancillary premises of approximately 25,000 square meters from CEEG (Nanjing) Special Transformer Co., Ltd in the amount of approximately $8.0 million.

In December 2012, the Group set up cell and module plants in Turkey and transferred some machinery from SST to the new plants in Turkey through China Electric Equipment Group Co., Ltd.in the amount of $1.6 million.

Short term borrowings from CEEG (Nanjing) Semiconductor Co., Ltd, with common ultimate investors, are as follows:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Opening balance	-	-	-
Borrowings	-	-	(116,935,560)
Repayment	-	-	107,389,800
Closing balance	-	-	(9,545,760)

In 2012, the Group and CEEG (Nanjing) Semiconductor Co., Ltd. entered into certain short term borrowing agreements, under which the Group borrowed $116.9 million with a term of six months, with an interest rate comparable to a bank loan over the same period. Such loan was made for the purpose of the Group's operation. As of December 31, 2012, the Group has repaid $107.4 million and the other $9.5 million will be repaid in May 2013.